Business combinations - Summary of Business Combination (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Apr. 30, 2021	May 31, 2020
Disclosure of detailed information about business combination [line items]
Consideration transferred	€ 122.8
Midwest [Member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		€ 0.1
Right-of-use-assets		0.6
Intangible assets		1.7
Other non-current assets		0.3
Inventories		4.9
Trade receivables		0.1
Other current assets		0.1
Cash and cash equivalents		0.2
Other non-current liabilities		0.5
Tax liabilities		0.7
Trade payables		3.2
Other current liabilities		1.4
Total identifiable net assets acquired		2.2
Consideration transferred		13.2
Goodwill		€ 11.0
System Sport GmbH [Member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment			€ 1.0
Intangible assets			0.5
Inventories			0.1
Trade receivables			0.1
Other current assets			0.0
Cash and cash equivalents			0.3
Trade payables			0.1
Non-current financial liabilities			0.5
Current tax liabilities			0.0
Trade payables			0.0
Other current liabilities			0.1
Total identifiable net assets acquired			1.4
Consideration transferred			2.4
Goodwill			€ 1.0